Incentive Plan Items	6 Months Ended
Jun. 30, 2020
Incentive Plan Items
Incentive Plan Items

NOTE 8. INCENTIVE PLAN ITEMS:

During the six months ended June 30, 2020, the Company has not granted any restricted stock units and stock options to purchase Company’s common stock to key employees or directors out of Company’s 2015 Equity Incentive Award Plan. The company has booked charges of $34,642 as stock compensation expenses for the six months ended June 30, 2020 and $0.5 million for the six months ended June 30, 2019.